PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

As of September 30, 2022 and 2023, property, plant and equipment, net consisted of the following:

	As of September 30,
	2022	2023
Fixture, Furniture and Equipment	$13,207	$20,662
Motor vehicles	-	-
Total property plant and equipment, at cost	13,207	20,662
Less: accumulated depreciation	(3,533)	(7,388)
Total property, plant and equipment, net	$9,674	$13,274